Property and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Property and Equipment:
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

The components of property and equipment were as follows:

	December 31, 2020	March 31, 2020
Leasehold improvements	$177,184	$98,706
Furniture and office equipment	10,130	10,130
Production equipment	127,419	87,473
R&D equipment	25,184	25,184
Total, at cost	339,917	221,493
Accumulated depreciation	(136,318)	(111,586)
Total, net	$203,599	$109,907

During the three months ended December 31, 2020 and 2019, depreciation expense was $10,768 and $2,438, respectively. During the nine months ended December 31, 2020 and 2019, depreciation expense was $24,731 and $12,861, respectively. During the nine months ended December 31, 2020, the Company received cash proceeds in the amount of $482 related to an insurance claim processed during the three months ended March 31, 2020 for our modular cleanroom that was damaged during shipment to the buyer of the same. During the nine months ended December 31, 2019, the Company recognized $450 gain on sale of asset related to the sale of a piece of equipment that was originally purchased for $1,004, was fully depreciated at the time of the sale, and was sold for $450 in cash.

NOTE 4 –PROPERTY AND EQUIPMENT

During fiscal years 2020 and 2019, depreciation expense was $16,224 and $8,342, respectively. During the year ended March 31, 2020, we recorded a loss on sale of assets in the amount of $389. The $389 loss on sale of assets was made up of the sale of assets with carrying books values totaling $12,870 sold for purchase prices totaling $12,481.

During the fiscal year ended March 31, 2020, the Company also built onto its Edina manufacturing facility to include: (i) proper HVAC equipment valued at $64,000; (ii) proper cleanroom structural environment and walls valued at $13,657; and (iii) proper electrical capabilities valued at $8,947.

The Company anticipates incurring approximately an additional $40,000 in facilities build-out expenses to obtain an operational manufacturing facility.

The components of property and equipment were as follows:

	As of March 31
	2020	2019
Leasehold improvements	$98,706	$4,602
Furniture and office equipment	10,130	10,130
Production equipment	87,473	108,882
R&D equipment	25,184	26,188
Total, at cost	221,493	149,802
Accumulated depreciation	(111,586)	(112,453)
Total net	$109,907	$37,349